Interest, advances, promissory notes payable and loan payable (Details 7) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
· modification of warrants held by the CEO and the VP of the Company that were issued in connection with financing provided to the Company (notes 7 and 8)	$ 7,557,688
· issuance of warrants as consideration for receiving an increase to the borrowing limit on the line of credit between the Company and the VP of the Company (notes 5, 7 and 8);	2,263,252		4,004,906
· lines of credit payable (note 5)	1,731,665	1,644,027	1,596,667
· promissory notes (notes 4(a), 4(b) and 4(c));	531,530	531,418	542,834
· borrowing costs, accrued interest and accreted interest on loan payable to KWC (notes 4(d) and 8);	307,785	309,706	96,149
· calculation of imputed interest on promissory notes payable, which had no stated interest rate; and	32,510	34,431	104,494
· other items		1,961	5,351
Total interest expense	$ 12,424,430	$ 2,521,543	$ 6,350,401